Transactions with Related Parties - TMS Bulkers Ltd - TMS Tankers Ltd - TMS Offshore Services Ltd (Details)	10 Months Ended	11 Months Ended	12 Months Ended					16 Months Ended		24 Months Ended		36 Months Ended
	Oct. 21, 2015	Nov. 24, 2015	Dec. 31, 2016 USD ($)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 EUR (€)	Dec. 31, 2014 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 EUR (€)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 EUR (€)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 EUR (€)	Jan. 01, 2016	Jan. 01, 2015	Jan. 01, 2012
General and administrative expenses			$ 39,708,000		$ 104,912,000		$ 193,686,000
Nautilus Offshore Services Inc.
Percentage of outstanding share capital acquired	97.44%	2.56%
Management Agreement
Management agreement term			5 years	5 years
Contract termination or Change of Control
Management fee extra period			3 months	3 months
General and administrative expenses			$ 654,000		2,609,000
Minimum | Change of control
Termination payment period of fees			36 months	36 months
Maximum | Change of control
Termination payment period of fees			48 months	48 months
TMS Bulkers Ltd.
Management fixed fee per vessel per day			$ 1,723	€ 1,639	$ 1,673	€ 1,591		$ 1,577	€ 1,500			$ 1,625	€ 1,545
Annual management fee adjustment applied														3.00%	3.00%	3.00%
Construction supervisory fee			10.00%	10.00%
Extra superintendents fee per day			$ 526	€ 500
TMS Bulkers Ltd. | Minimum
Annual management fee adjustment								3.00%	3.00%
TMS Bulkers Ltd. | Maximum
Annual management fee adjustment								5.00%	5.00%
TMS Tankers Ltd.
Management fixed fee per vessel per day								$ 1,788	€ 1,700	$ 1,897	€ 1,804	$ 1,841	€ 1,751
Annual management fee adjustment applied															3.00%	3.00%
Construction supervisory fee			10.00%	10.00%
Commissions on charter hire agreements			1.25%	1.25%
Commission on purchase or sale price of vessels			1.00%	1.00%
TMS Tankers Ltd. | Minimum
Annual management fee adjustment								3.00%	3.00%
TMS Tankers Ltd. | Maximum
Annual management fee adjustment								5.00%	5.00%
TMS Offshore Services Ltd.
Management fixed fee per vessel per day			$ 1,116	€ 1,061
TMS Offshore Services Ltd. | Offshore Support Vessels
Number of vessels acquired			6							6
TMS Offshore Services Ltd. | Minimum
Annual management fee adjustment			3.00%							3.00%
TMS Offshore Services Ltd. | Maximum
Annual management fee adjustment			5.00%							5.00%
Tms Bulkers and Tms Offshore | Amendment of existing Management Agreement
Commissions on charter hire agreements			1.25%	1.25%
Commission on purchase or sale price of vessels			1.00%	1.00%
Performance Bonus			$ 6,000,000							$ 6,000,000
Setup Fee			$ 2,000,000
Financing and advisory commission			0.50%	0.50%
Tms Bulkers and Tms Offshore | Amendment of existing Management Agreement | Up to 20 vessels
Management fixed fee per vessel per day			$ 1,643
Reduction In Management Fees			33.00%							33.00%
Tms Bulkers and Tms Offshore | Amendment of existing Management Agreement | Above 20 vessels
Management fixed fee per vessel per day			$ 1,500